GOLDMAN SACHS CONCENTRATED GROWTH FUND
Schedule of Investments
November 30, 2023 (Unaudited)
Shares Description Value
aa
Common Stocks – 99.0%
Biotechnology – 1.8%
10,277 Alnylam Pharmaceuticals, Inc. * $ 1,729,105
2,586 Argenx SE ADR (Netherlands) * 1,165,278
2,894,383
Broadline Retail – 5.6%
60,051 Amazon.com, Inc. * 8,772,851
Capital Markets – 1.5%
4,520 MSCI, Inc. 2,354,242
Chemicals – 4.1%
5,941 Linde PLC 2,458,207
14,347 Sherwin-Williams Co. (The) 3,999,944
6,458,151
Commercial Services & Supplies – 1.4%
16,263 Waste Connections, Inc. 2,203,474
Electrical Equipment – 1.3%
7,430 Rockwell Automation, Inc. 2,046,519
Financial Services – 4.0%
14,963 Mastercard, Inc., Class A 6,192,138
Food Products – 1.7%
41,230 McCormick & Co., Inc. 2,672,941
Ground Transportation – 1.4%
5,457 Old Dominion Freight Line, Inc. 2,123,100
Health Care Equipment & Supplies – 4.9%
48,995 Boston Scientific Corp. * 2,738,331
11,206 Insulet Corp. * 2,118,942
9,177 Intuitive Surgical, Inc. * 2,852,579
7,709,852
Hotels, Restaurants & Leisure – 1.6%
9,120 McDonald's Corp. 2,570,381
Household Products – 1.3%
13,140 Procter & Gamble Co. (The) 2,017,253
Interactive Media & Services – 10.6%
34,082 Alphabet, Inc., Class A * 4,516,887
25,739 Alphabet, Inc., Class C * 3,446,967
19,632 Meta Platforms, Inc., Class A * 6,422,609
158,968 Snap, Inc., Class A * 2,198,527
16,584,990
IT Services – 4.2%
11,288 Accenture PLC, Class A 3,760,485
15,068 Snowflake, Inc., Class A * 2,827,962
6,588,447
Personal Care Products – 1.2%
14,770 Estee Lauder Cos., Inc. (The),
Class A 1,885,981
Pharmaceuticals – 6.1%
46,295 AstraZeneca PLC ADR (United
Kingdom) 2,990,194
11,156 Eli Lilly & Co. 6,593,642
9,583,836
Real Estate Management & Development – 1.5%
27,660 CoStar Group, Inc. * 2,296,886
Shares Description Value
aa
Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – 12.1%
31,627 ARM Holdings PLC ADR *
(a)
$ 1,945,061
12,234 Enphase Energy, Inc. * 1,235,879
78,454 Marvell Technology, Inc. 4,372,241
19,292 NVIDIA Corp. 9,022,868
15,482 Texas Instruments, Inc. 2,364,256
18,940,305
Software – 16.4%
7,450 Intuit, Inc. 4,257,377
47,591 Microsoft Corp. 18,032,706
13,411 Salesforce, Inc. * 3,378,231
25,668,314
Specialized REITs – 1.7%
12,794 American Tower Corp. REIT 2,671,131
Specialty Retail – 2.1%
25,421 Ross Stores, Inc. 3,314,390
Technology Hardware, Storage & Peripherals – 9.0%
74,399 Apple, Inc. 14,132,090
Textiles, Apparel & Luxury Goods – 3.5%
6,061 Lululemon Athletica, Inc. * 2,708,055
25,767 NIKE, Inc., Class B 2,841,327
5,549,382
TOTAL COMMON STOCKS
(Cost $82,768,190)
155,231,037
Shares Dividend Rate Value
aa
Investment Company – 0.7%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
1,093,987 5.259% 1,093,987
(Cost $1,093,987)
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $83,862,177)
156,325,024
a
Securities Lending Reinvestment Vehicle – 1.2%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
1,907,858 5.259% 1,907,858
(Cost $1,907,858)
TOTAL INVESTMENTS – 100.9%
(Cost $85,770,035)
$ 158,232,882
LIABILITIES IN EXCESS OF OTHER ASSETS
– (0.9)%
(1,400,474)
NET ASSETS – 100.0%
$ 156,832,408
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*
Non-income producing security.
(a)
All or a portion of security is on loan.
(b)
Represents an affiliated issuer.

GOLDMAN SACHS CONCENTRATED GROWTH FUND
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS FLEXIBLE CAP FUND
Schedule of Investments
November 30, 2023 (Unaudited)
Shares Description Value
aa
Common Stocks – 98.0%
Aerospace & Defense – 0.6%
2,747 L3Harris Technologies, Inc. $ 524,155
Automobile Components – 0.6%
6,569 Aptiv PLC * 544,176
Automobiles – 1.1%
4,116 Tesla, Inc. * 988,169
Banks – 3.4%
31,439 Bank of America Corp. 958,575
7,825 East West Bancorp, Inc. 492,349
9,864 JPMorgan Chase & Co. 1,539,573
1,353 M&T Bank Corp. 173,414
3,163,911
Beverages – 1.0%
7,162 Coca-Cola Europacific Partners PLC
(United Kingdom) 434,304
2,163 Constellation Brands, Inc., Class A 520,180
954,484
Biotechnology – 2.4%
1,233 AbbVie, Inc. 175,567
2,309 Biogen, Inc. * 540,491
3,945 BioMarin Pharmaceutical, Inc. * 359,311
8,951 Gilead Sciences, Inc. 685,646
4,119 Neurocrine Biosciences, Inc. * 480,234
2,241,249
Broadline Retail – 2.7%
17,240 Amazon.com, Inc. * 2,518,592
Building Products – 0.5%
4,290 Allegion PLC 455,126
Capital Markets – 1.1%
953 MSCI, Inc. 496,370
9,472 Nasdaq, Inc. 528,916
1,025,286
Chemicals – 2.2%
3,677 Celanese Corp. 509,853
2,118 Linde PLC 876,365
2,313 Sherwin-Williams Co. (The) 644,864
2,031,082
Consumer Finance – 1.4%
4,266 American Express Co. 728,505
5,682 Discover Financial Services 528,426
1,256,931
Consumer Staples Distribution & Retail – 1.0%
7,449 Performance Food Group Co. * 484,557
3,024 Walmart, Inc. 470,807
955,364
Containers & Packaging – 0.5%
2,580 Avery Dennison Corp. 501,810
Diversified Telecommunication Services – 0.8%
45,677 AT&T, Inc. 756,868
Electric Utilities – 1.6%
12,436 FirstEnergy Corp. 459,386
7,431 NextEra Energy, Inc. 434,788
Shares Description Value
aa
Common Stocks – (continued)
Electric Utilities – (continued)
9,038 Xcel Energy, Inc. $ 549,872
1,444,046
Electrical Equipment – 0.6%
1,974 Rockwell Automation, Inc. 543,719
Electronic Equipment, Instruments & Components – 1.1%
2,353 CDW Corp. 496,201
3,786 Keysight Technologies, Inc. * 514,479
1,010,680
Entertainment – 1.1%
3,891 Electronic Arts, Inc. 536,997
47,647 Warner Bros Discovery, Inc. * 497,911
1,034,908
Financial Services – 4.2%
2,711 Berkshire Hathaway, Inc., Class B * 975,960
9,323 Fidelity National Information
Services, Inc. 546,700
5,134 Fiserv, Inc. * 670,552
682 Mastercard, Inc., Class A 282,232
5,516 Visa, Inc., Class A 1,415,847
3,891,291
Food Products – 0.5%
7,179 McCormick & Co., Inc. 465,415
Ground Transportation – 1.1%
1,321 Old Dominion Freight Line, Inc. 513,948
1,186 Saia, Inc. * 463,003
976,951
Health Care Equipment & Supplies – 1.6%
1,181 Cooper Cos., Inc. (The) 397,902
1,868 Intuitive Surgical, Inc. * 580,649
4,518 Zimmer Biomet Holdings, Inc. 525,489
1,504,040
Health Care Providers & Services – 2.6%
2,535 Cencora, Inc. 515,543
9,728 CVS Health Corp. 661,018
1,179 Humana, Inc. 571,650
1,186 UnitedHealth Group, Inc. 655,822
2,404,033
Health Care REITs – 0.5%
10,929 Ventas, Inc. REIT 500,985
Hotels, Restaurants & Leisure – 2.6%
1,195 Domino's Pizza, Inc. 469,504
4,518 Expedia Group, Inc. * 615,261
2,730 McDonald's Corp. 769,423
4,044 Yum! Brands, Inc. 507,724
2,361,912
Household Durables – 0.6%
4,304 Lennar Corp., Class A 550,568
Household Products – 2.0%
7,292 Colgate-Palmolive Co. 574,391
8,295 Procter & Gamble Co. (The) 1,273,448
1,847,839

GOLDMAN SACHS FLEXIBLE CAP FUND
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Industrial Conglomerates – 0.8%
5,951 General Electric Co. $ 724,832
Insurance – 3.4%
4,440 Allstate Corp. (The) 612,143
4,065 American Financial Group, Inc. 464,995
5,812 Arch Capital Group Ltd. * 486,406
4,050 Globe Life, Inc. 498,677
3,181 Marsh & McLennan Cos., Inc. 634,355
10,740 Unum Group 461,820
3,158,396
Interactive Media & Services – 6.2%
17,228 Alphabet, Inc., Class A * 2,283,227
13,212 Alphabet, Inc., Class C * 1,769,351
15,130 Match Group, Inc. * 489,909
3,499 Meta Platforms, Inc., Class A * 1,144,698
5,687,185
IT Services – 1.1%
2,891 Accenture PLC, Class A 963,108
Life Sciences Tools & Services – 2.3%
4,290 Agilent Technologies, Inc. 548,262
3,640 Danaher Corp. 812,848
428 Mettler-Toledo International, Inc. * 467,346
838 West Pharmaceutical Services, Inc. 293,937
2,122,393
Machinery – 4.0%
3,092 Caterpillar, Inc. 775,226
2,325 Cummins, Inc. 521,172
7,301 Fortive Corp. 503,623
2,542 Illinois Tool Works, Inc. 615,698
4,049 ITT, Inc. 438,385
5,366 Stanley Black & Decker, Inc. 487,770
3,180 Xylem, Inc. 334,313
3,676,187
Media – 0.5%
15,521 Interpublic Group of Cos., Inc. (The) 477,115
Metals & Mining – 0.6%
4,261 Steel Dynamics, Inc. 507,613
Multi-Utilities – 1.6%
6,566 Ameren Corp. 509,456
18,875 NiSource, Inc. 483,955
6,314 WEC Energy Group, Inc. 527,977
1,521,388
Oil, Gas & Consumable Fuels – 4.1%
5,687 Chesapeake Energy Corp. 456,723
3,977 Chevron Corp. 571,097
2,351 ConocoPhillips 271,705
9,523 Exxon Mobil Corp. 978,393
8,245 HF Sinclair Corp. 432,698
19,711 Marathon Oil Corp. 501,251
4,002 Marathon Petroleum Corp. 597,058
3,808,925
Personal Care Products – 0.6%
26,603 Kenvue, Inc. 543,765
Shares Description Value
aa
Common Stocks – (continued)
Pharmaceuticals – 3.0%
5,775 AstraZeneca PLC ADR (United
Kingdom) $ 373,007
14,193 Bristol-Myers Squibb Co. 700,850
1,821 Eli Lilly & Co. 1,076,284
2,703 Johnson & Johnson 418,046
1,710 Merck & Co., Inc. 175,241
2,743,428
Residential REITs – 0.5%
2,697 AvalonBay Communities, Inc. REIT 466,419
Retail REITs – 0.6%
4,567 Simon Property Group, Inc. REIT 570,373
Semiconductors & Semiconductor Equipment – 6.2%
5,042 Applied Materials, Inc. 755,191
333 Broadcom, Inc. 308,268
5,936 Enphase Energy, Inc. * 599,655
1,242 KLA Corp. 676,418
7,703 Marvell Technology, Inc. 429,288
5,655 MKS Instruments, Inc. 466,820
4,675 NVIDIA Corp. 2,186,497
2,229 Texas Instruments, Inc. 340,391
5,762,528
Software – 12.3%
9,466 AppLovin Corp., Class A * 354,786
10,166 DocuSign, Inc. * 438,155
7,936 Dynatrace, Inc. * 424,973
335 Fair Isaac Corp. * 364,346
1,473 Intuit, Inc. 841,760
16,964 Microsoft Corp. 6,427,829
3,752 Oracle Corp. 436,020
2,296 Palo Alto Networks, Inc. * 677,527
4,398 Salesforce, Inc. * 1,107,856
1,191 Workday, Inc., Class A * 322,427
11,395,679
Specialty Retail – 2.3%
795 Home Depot, Inc. (The) 249,225
3,724 Lowe’s Cos., Inc. 740,443
4,554 Ross Stores, Inc. 593,750
1,174 Ulta Beauty, Inc. * 500,112
2,083,530
Technology Hardware, Storage & Peripherals – 7.2%
32,098 Apple, Inc. 6,097,015
6,862 Dell Technologies, Inc., Class C 520,620
6,617,635
Textiles, Apparel & Luxury Goods – 0.9%
7,102 NIKE, Inc., Class B 783,138
Trading Companies & Distributors – 0.4%
6,045 Fastenal Co. 362,519
TOTAL COMMON STOCKS
(Cost $74,868,602)
90,429,746
a
Exchange-Traded Fund – 1.0%
2,021 SPDR S&P 500 ETF Trust
(Cost $918,766)
922,384

GOLDMAN SACHS FLEXIBLE CAP FUND
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
**End swaps header**
Shares Dividend Rate Value
aa
Investment Company – 0.9%
(a)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
865,239 5.259% $ 865,239
(Cost $865,239)
TOTAL INVESTMENTS – 99.9%
(Cost $76,652,607)
$ 92,217,369
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.1%
90,224
NET ASSETS – 100.0%
$ 92,307,593
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS LARGE CAP CORE FUND
Schedule of Investments
November 30, 2023 (Unaudited)
Shares Description Value
aa
Common Stocks – 98.3%
Aerospace & Defense – 0.5%
19,363 L3Harris Technologies, Inc. $ 3,694,654
5,806 Northrop Grumman Corp. 2,758,779
6,453,433
Automobile Components – 0.3%
34,934 Aptiv PLC* 2,893,933
38,953 Mobileye Global, Inc., Class A
(Israel)* 1,599,021
4,492,954
Automobiles – 1.3%
216,119 General Motors Co. 6,829,360
35,041 Tesla, Inc.* 8,412,643
15,242,003
Banks – 4.0%
380,165 Bank of America Corp. 11,591,231
71,201 East West Bancorp, Inc. 4,479,967
137,793 JPMorgan Chase & Co. 21,506,731
36,394 M&T Bank Corp. 4,664,619
62,582 Pinnacle Financial Partners, Inc. 4,541,576
46,784,124
Beverages – 0.9%
76,975 Coca-Cola Europacific Partners
PLC (United Kingdom) 4,667,764
27,411 Constellation Brands, Inc., Class
A 6,592,071
11,259,835
Biotechnology – 1.7%
8,187 Alnylam Pharmaceuticals, Inc.* 1,377,463
3,929 Argenx SE ADR (Netherlands)* 1,770,447
20,546 Biogen, Inc.* 4,809,408
25,938 BioMarin Pharmaceutical, Inc.* 2,362,433
43,734 Exact Sciences Corp.* 2,798,976
82,089 Gilead Sciences, Inc. 6,288,017
5,347 Karuna Therapeutics, Inc.* 1,022,400
3,180 Seagen, Inc.* 678,008
21,107,152
Broadline Retail – 3.1%
236,520 Amazon.com, Inc.* 34,553,207
38,998 Etsy, Inc.* 2,956,438
37,509,645
Building Products – 0.3%
15,215 Trane Technologies PLC 3,429,613
Capital Markets – 2.5%
5,701 BlackRock, Inc. 4,282,762
24,866 Blackstone, Inc. 2,794,192
98,591 Charles Schwab Corp. (The) 6,045,600
83,176 KKR & Co., Inc. 6,308,068
50,034 Morgan Stanley 3,969,698
4,894 MSCI, Inc. 2,549,040
9,006 S&P Global, Inc. 3,744,965
12,426 Tradeweb Markets, Inc., Class A 1,204,079
30,898,404
Chemicals – 2.6%
17,033 Ashland, Inc. 1,361,277
20,321 Celanese Corp. 2,817,710
Shares Description Value
aa
Common Stocks – (continued)
Chemicals – (continued)
34,786 Linde PLC $ 14,393,403
45,571 Sherwin-Williams Co. (The) 12,705,195
31,277,585
Commercial Services & Supplies – 0.2%
18,292 Waste Connections, Inc. 2,478,383
Communications Equipment – 0.7%
11,917 Arista Networks, Inc.* 2,618,284
42,971 Cisco Systems, Inc. 2,078,937
9,999 Motorola Solutions, Inc. 3,228,377
7,925,598
Construction Materials – 0.8%
21,043 Martin Marietta Materials, Inc. 9,776,367
Consumer Finance – 1.0%
49,944 American Express Co. 8,528,937
38,748 Discover Financial Services 3,603,564
12,132,501
Consumer Staples Distribution & Retail – 0.4%
16,718 Dollar Tree, Inc.* 2,066,178
14,309 Walmart, Inc. 2,227,768
4,293,946
Containers & Packaging – 0.9%
10,521 Avery Dennison Corp. 2,046,334
154,375 Ball Corp. 8,535,394
10,581,728
Diversified Telecommunication Services – 1.3%
964,878 AT&T, Inc. 15,988,028
Electric Utilities – 2.6%
172,610 Eversource Energy 10,254,760
139,216 Exelon Corp. 5,361,208
147,096 FirstEnergy Corp. 5,433,726
128,172 NextEra Energy, Inc. 7,499,344
31,120 Xcel Energy, Inc. 1,893,341
30,442,379
Electrical Equipment – 2.2%
14,791 AMETEK, Inc. 2,296,007
52,107 Eaton Corp. PLC 11,864,243
42,464 Rockwell Automation, Inc. 11,696,284
34,424 Shoals Technologies Group, Inc.,
Class A* 476,772
26,333,306
Electronic Equipment, Instruments & Components – 0.4%
13,752 CDW Corp. 2,900,022
14,207 Keysight Technologies, Inc.* 1,930,589
4,830,611
Energy Equipment & Services – 0.2%
74,497 Halliburton Co. 2,758,624
Entertainment – 1.0%
16,140 Electronic Arts, Inc. 2,227,481
37,975 Live Nation Entertainment, Inc.* 3,198,254
5,815 Netflix, Inc.* 2,756,136
18,162 Walt Disney Co. (The)* 1,683,436

GOLDMAN SACHS LARGE CAP CORE FUND
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Entertainment – (continued)
225,171 Warner Bros Discovery, Inc.* $ 2,353,037
12,218,344
Financial Services – 2.4%
29,821 Berkshire Hathaway, Inc., Class
B* 10,735,560
41,223 Fiserv, Inc.* 5,384,136
52,095 Visa, Inc., Class A 13,371,745
29,491,441
Food Products – 1.4%
156,557 McCormick & Co., Inc. 10,149,590
106,364 Mondelez International, Inc.,
Class A 7,558,226
17,707,816
Ground Transportation – 1.1%
19,398 Norfolk Southern Corp. 4,231,868
12,360 Old Dominion Freight Line, Inc. 4,808,782
72,894 Uber Technologies, Inc.* 4,109,764
13,150,414
Health Care Equipment & Supplies – 4.2%
22,682 Align Technology, Inc.* 4,849,412
183,825 Boston Scientific Corp.* 10,273,979
6,742 Cooper Cos., Inc. (The) 2,271,515
71,013 Dexcom, Inc.* 8,203,422
19,411 Insulet Corp.* 3,670,426
24,505 Intuitive Surgical, Inc.* 7,617,134
111,663 Zimmer Biomet Holdings, Inc. 12,987,524
49,873,412
Health Care Providers & Services – 2.6%
196,164 CVS Health Corp. 13,329,344
20,323 Humana, Inc. 9,853,810
16,011 UnitedHealth Group, Inc. 8,853,603
32,036,757
Hotels, Restaurants & Leisure – 2.3%
1,017 Chipotle Mexican Grill, Inc.* 2,239,688
22,214 Domino's Pizza, Inc. 8,727,658
48,734 Las Vegas Sands Corp. 2,247,612
35,627 McDonald's Corp. 10,041,114
7,138 Wingstop, Inc. 1,715,690
24,909 Yum! Brands, Inc. 3,127,325
28,099,087
Household Products – 2.8%
182,332 Colgate-Palmolive Co. 14,362,292
124,252 Procter & Gamble Co. (The) 19,075,167
33,437,459
Industrial Conglomerates – 0.8%
45,773 General Electric Co. 5,575,151
17,056 Honeywell International, Inc. 3,341,611
8,916,762
Industrial REITs – 0.1%
9,187 EastGroup Properties, Inc. REIT 1,596,241
Insurance – 1.5%
17,653 Allstate Corp. (The) 2,433,819
21,713 Arch Capital Group Ltd.* 1,817,161
Shares Description Value
aa
Common Stocks – (continued)
Insurance – (continued)
12,465 Chubb Ltd. $ 2,859,845
16,444 Globe Life, Inc. 2,024,750
21,193 Marsh & McLennan Cos., Inc. 4,226,308
15,467 Progressive Corp. (The) 2,537,052
30,844 Unum Group 1,326,292
17,225,227
Interactive Media & Services – 5.2%
205,268 Alphabet, Inc., Class A* 27,204,168
172,276 Alphabet, Inc., Class C* 23,071,202
32,550 Meta Platforms, Inc., Class A* 10,648,732
108,158 Snap, Inc., Class A* 1,495,825
62,419,927
IT Services – 2.6%
48,728 Accenture PLC, Class A 16,233,246
66,168 International Business Machines
Corp. 10,491,598
14,324 Shopify, Inc., Class A (Canada)* 1,043,074
19,359 Snowflake, Inc., Class A* 3,633,297
31,401,215
Life Sciences Tools & Services – 1.8%
75,022 Danaher Corp. 16,753,163
17,125 Illumina, Inc.* 1,745,894
1,949 Mettler-Toledo International,
Inc.* 2,128,172
3,404 West Pharmaceutical Services,
Inc. 1,193,987
21,821,216
Machinery – 2.5%
44,489 Caterpillar, Inc. 11,154,282
49,882 Illinois Tool Works, Inc. 12,081,919
84,989 Stanley Black & Decker, Inc. 7,725,500
30,961,701
Media – 0.2%
60,638 Interpublic Group of Cos., Inc.
(The) 1,864,012
Metals & Mining – 0.9%
60,169 Freeport-McMoRan, Inc. 2,245,507
75,177 Steel Dynamics, Inc. 8,955,836
11,201,343
Multi-Utilities – 0.4%
89,072 CMS Energy Corp. 5,055,727
Office REITs – 0.6%
66,710 Alexandria Real Estate Equities,
Inc. REIT 7,298,074
Oil, Gas & Consumable Fuels – 4.3%
8,926 Cheniere Energy, Inc. 1,625,871
62,948 Chesapeake Energy Corp. 5,055,354
89,261 Chevron Corp. 12,817,880
30,246 ConocoPhillips 3,495,530
12,861 DT Midstream, Inc. 736,807
29,013 EOG Resources, Inc. 3,570,630
74,098 Exxon Mobil Corp. 7,612,829
10,029 Hess Corp. 1,409,676
13,498 HF Sinclair Corp. 708,375

GOLDMAN SACHS LARGE CAP CORE FUND
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
**End swaps header**
Shares Description Value
aa
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
106,163 Marathon Oil Corp. $ 2,699,725
15,230 Marathon Petroleum Corp. 2,272,164
13,504 Pioneer Natural Resources Co. 3,128,067
70,356 Targa Resources Corp. 6,363,700
51,496,608
Passenger Airlines – 0.1%
32,970 United Airlines Holdings, Inc.* 1,299,018
Personal Care Products – 0.5%
36,014 Estee Lauder Cos., Inc. (The),
Class A 4,598,628
77,896 Kenvue, Inc. 1,592,194
6,190,822
Pharmaceuticals – 2.9%
101,407 AstraZeneca PLC ADR (United
Kingdom) 6,549,878
243,918 Bristol-Myers Squibb Co. 12,044,671
19,414 Eli Lilly & Co. 11,474,451
27,850 Zoetis, Inc. 4,920,259
34,989,259
Professional Services – 0.2%
5,638 Equifax, Inc. 1,227,449
2,504 Verisk Analytics, Inc. 604,541
1,831,990
Real Estate Management & Development – 0.9%
133,032 CoStar Group, Inc.* 11,046,977
Residential REITs – 0.4%
11,072 AvalonBay Communities, Inc.
REIT 1,914,792
30,537 Equity LifeStyle Properties, Inc.
REIT 2,171,181
4,085,973
Retail REITs – 0.2%
18,016 Simon Property Group, Inc.
REIT 2,250,018
Semiconductors & Semiconductor Equipment – 6.2%
44,272 Advanced Micro Devices, Inc.* 5,363,995
24,639 Applied Materials, Inc. 3,690,429
126,370 ARM Holdings PLC ADR* 7,771,755
12,922 Enphase Energy, Inc.* 1,305,380
12,140 KLA Corp. 6,611,687
235,508 Marvell Technology, Inc. 13,124,861
55,018 Micron Technology, Inc. 4,187,970
51,779 NVIDIA Corp. 24,217,038
73,549 Texas Instruments, Inc. 11,231,668
77,504,783
Software – 9.8%
6,619 Atlassian Corp., Class A* 1,263,898
6,499 Cadence Design Systems, Inc.* 1,775,982
20,538 Dynatrace, Inc.* 1,099,810
4,940 HubSpot, Inc.* 2,440,014
9,641 Intuit, Inc. 5,509,446
223,040 Microsoft Corp. 84,512,086
39,974 Oracle Corp. 4,645,379
12,474 Palo Alto Networks, Inc.* 3,680,953
Shares Description Value
aa
Common Stocks – (continued)
Software – (continued)
30,451 Salesforce, Inc.* $ 7,670,607
12,858 Workday, Inc., Class A* 3,480,918
15,206 Zscaler, Inc.* 3,003,641
119,082,734
Specialized REITs – 0.9%
16,612 American Tower Corp. REIT 3,468,253
2,522 Equinix, Inc. REIT 2,055,455
14,831 Extra Space Storage, Inc. REIT 1,930,551
69,925 VICI Properties, Inc. REIT 2,090,058
9,544,317
Specialty Retail – 1.9%
17,939 Lowe’s Cos., Inc. 3,566,811
20,279 RH* 5,474,722
72,187 Ross Stores, Inc. 9,411,741
8,371 Ulta Beauty, Inc.* 3,565,962
22,019,236
Technology Hardware, Storage & Peripherals – 6.9%
391,320 Apple, Inc. 74,331,234
106,090 Dell Technologies, Inc., Class C 8,049,048
82,380,282
Textiles, Apparel & Luxury Goods – 0.8%
10,720 Lululemon Athletica, Inc.* 4,789,696
44,835 NIKE, Inc., Class B 4,943,955
9,733,651
TOTAL COMMON STOCKS
(Cost $772,898,339)
1,185,228,062
Shares Dividend Rate Value
aa
Investment Company – 0.5%
(a)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
6,482,480 5.259% 6,482,480
(Cost $6,482,480)
TOTAL INVESTMENTS – 98.8%
(Cost $779,380,819)
$ 1,191,710,542
OTHER ASSETS IN EXCESS OF LIABILITIES
– 1.2%
14,834,319
NET ASSETS – 100.0%
$ 1,206,544,861
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS MID CAP GROWTH FUND
Schedule of Investments
November 30, 2023 (Unaudited)
Shares Description Value
aa
Common Stocks – 98.5%
Aerospace & Defense – 1.7%
43,425 L3Harris Technologies, Inc. $ 8,285,924
45,317 Woodward, Inc. 6,125,952
14,411,876
Automobile Components – 0.6%
122,532 Mobileye Global, Inc., Class A
(Israel)* 5,029,939
Biotechnology – 4.9%
53,670 Alnylam Pharmaceuticals, Inc.* 9,029,977
31,440 Biogen, Inc.* 7,359,475
90,161 BioMarin Pharmaceutical, Inc.* 8,211,864
103,225 Exact Sciences Corp.* 6,606,400
87,506 Neurocrine Biosciences, Inc.* 10,202,325
41,410,041
Broadline Retail – 2.0%
217,874 Etsy, Inc.* 16,517,028
Building Products – 1.8%
68,672 Trane Technologies PLC 15,479,356
Capital Markets – 4.2%
133,304 KKR & Co., Inc. 10,109,775
35,781 MSCI, Inc. 18,636,534
68,651 Tradeweb Markets, Inc., Class A 6,652,282
35,398,591
Chemicals – 1.8%
138,703 Ashland, Inc. 11,085,144
30,567 PPG Industries, Inc. 4,340,208
15,425,352
Communications Equipment – 1.5%
59,499 Arista Networks, Inc.* 13,072,525
Construction Materials – 1.6%
28,914 Martin Marietta Materials, Inc. 13,433,155
Consumer Finance – 1.0%
92,387 Discover Financial Services 8,591,991
Containers & Packaging – 1.6%
252,162 Ball Corp. 13,942,037
Electrical Equipment – 4.3%
78,581 AMETEK, Inc. 12,198,129
87,889 Rockwell Automation, Inc. 24,208,146
36,406,275
Electronic Equipment, Instruments & Components – 1.9%
180,077 Amphenol Corp., Class A 16,385,206
Entertainment – 0.9%
92,822 Live Nation Entertainment, Inc.* 7,817,469
Financial Services – 1.4%
109,149 Fidelity National Information
Services, Inc. 6,400,497
34,949 Jack Henry & Associates, Inc. 5,546,057
11,946,554
Food Products – 1.3%
174,347 McCormick & Co., Inc. 11,302,916
Ground Transportation – 2.8%
43,790 Old Dominion Freight Line, Inc. 17,036,937
Shares Description Value
aa
Common Stocks – (continued)
Ground Transportation – (continued)
16,522 Saia, Inc.* $ 6,450,024
23,486,961
Health Care Equipment & Supplies – 7.9%
42,602 Align Technology, Inc.* 9,108,308
23,833 Cooper Cos., Inc. (The) 8,029,814
173,099 Dexcom, Inc.* 19,996,396
82,164 Insulet Corp.* 15,536,391
122,647 Zimmer Biomet Holdings, Inc. 14,265,073
66,935,982
Health Care Providers & Services – 2.3%
96,699 Cencora, Inc. 19,665,676
Health Care Technology – 1.0%
47,990 Veeva Systems, Inc., Class A* 8,365,137
Hotel & Resort REITs – 1.0%
85,124 Ryman Hospitality Properties,
Inc. REIT 8,542,193
Hotels, Restaurants & Leisure – 5.4%
36,985 Domino's Pizza, Inc. 14,531,037
111,501 Expedia Group, Inc.* 15,184,206
128,987 Yum! Brands, Inc. 16,194,318
45,909,561
IT Services – 0.6%
11,708 MongoDB, Inc.* 4,867,484
Life Sciences Tools & Services – 4.5%
104,201 Agilent Technologies, Inc. 13,316,888
13,267 Mettler-Toledo International,
Inc.* 14,486,635
30,433 West Pharmaceutical Services,
Inc. 10,674,679
38,478,202
Machinery – 5.6%
51,815 Chart Industries, Inc.* 6,737,505
40,949 Cummins, Inc. 9,179,128
139,840 Fortive Corp. 9,646,163
80,555 ITT, Inc. 8,721,690
125,509 Xylem, Inc. 13,194,761
47,479,247
Media – 2.2%
267,070 Trade Desk, Inc. (The), Class A* 18,817,752
Oil, Gas & Consumable Fuels – 3.5%
75,858 Cheniere Energy, Inc. 13,817,535
42,765 Chesapeake Energy Corp. 3,434,457
51,369 Hess Corp. 7,220,427
55,223 Targa Resources Corp. 4,994,920
29,467,339
Professional Services – 1.9%
61,615 Equifax, Inc. 13,414,202
14,650 Paycom Software, Inc. 2,661,319
16,075,521
Real Estate Management & Development – 2.1%
212,280 CoStar Group, Inc.* 17,627,731

GOLDMAN SACHS MID CAP GROWTH FUND
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
**End swaps header**
Shares Description Value
aa
Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – 4.5%
82,051 ARM Holdings PLC ADR*
(a)
$ 5,046,136
80,461 Enphase Energy, Inc.* 8,128,170
45,887 Entegris, Inc. 4,790,603
236,142 Marvell Technology, Inc. 13,160,194
82,178 MKS Instruments, Inc. 6,783,794
37,908,897
Software – 14.9%
43,487 ANSYS, Inc.* 12,757,346
110,049 Crowdstrike Holdings, Inc.,
Class A* 26,080,512
151,949 Datadog, Inc., Class A* 17,712,695
133,377 DocuSign, Inc.* 5,748,549
256,443 Dynatrace, Inc.* 13,732,523
14,200 Fair Isaac Corp.* 15,443,920
22,498 HubSpot, Inc.* 11,112,437
109,779 Klaviyo, Inc., Class A*
(a)
3,252,752
279,028 Palantir Technologies, Inc., Class
A* 5,594,511
73,422 Zscaler, Inc.* 14,503,048
125,938,293
Specialty Retail – 4.8%
22,822 RH* 6,161,255
176,319 Ross Stores, Inc. 22,988,471
27,109 Ulta Beauty, Inc.* 11,548,163
40,697,889
Textiles, Apparel & Luxury Goods – 1.0%
19,824 Lululemon Athletica, Inc.* 8,857,363
TOTAL COMMON STOCKS
(Cost $691,463,690)
835,691,539
Shares Dividend Rate Value
aa
Investment Company – 0.6%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
5,486,650 5.259% 5,486,650
(Cost $5,486,650)
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $696,950,340)
841,178,189
Shares Dividend Rate Value
a
Securities Lending Reinvestment Vehicle – 1.0%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
8,260,906 5.259% $ 8,260,906
(Cost $8,260,906)
TOTAL INVESTMENTS – 100.1%
(Cost $705,211,246)
$ 849,439,095
LIABILITIES IN EXCESS OF OTHER ASSETS
– (0.1)%
(656,451)
NET ASSETS – 100.0%
$ 848,782,644
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Represents an affiliated issuer.
Inves tment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS SMALL CAP GROWTH FUND
Schedule of Investments
November 30, 2023 (Unaudited)
Shares Description Value
aa
Common Stocks – 99.1%
Aerospace & Defense – 2.8%
11,516 Kratos Defense & Security
Solutions, Inc.* $ 219,380
5,737 Moog, Inc., Class A 803,237
1,022,617
Automobile Components – 0.8%
3,844 Dorman Products, Inc.* 276,922
Beverages – 1.3%
5,580 MGP Ingredients, Inc. 476,811
Biotechnology – 6.2%
9,322 Alkermes PLC* 225,033
2,703 Apellis Pharmaceuticals, Inc.* 145,611
5,295 Arrowhead Pharmaceuticals,
Inc.* 112,254
3,069 Blueprint Medicines Corp.* 213,725
15,473 Dynavax Technologies Corp.* 211,980
8,394 Halozyme Therapeutics, Inc.* 324,092
7,664 Ironwood Pharmaceuticals, Inc.* 75,874
827 Karuna Therapeutics, Inc.* 158,131
1,286 Krystal Biotech, Inc.* 134,040
1,009 Mural Oncology PLC (Ireland)* 3,641
3,247 Natera, Inc.* 181,670
11,091 Syndax Pharmaceuticals, Inc.* 184,610
4,397 Ultragenyx Pharmaceutical, Inc.* 170,823
2,709 Xenon Pharmaceuticals, Inc.
(Canada)* 99,095
2,240,579
Broadline Retail – 1.3%
4,572 Ollie's Bargain Outlet Holdings,
Inc.* 334,990
8,651 Savers Value Village, Inc.*
(a)
130,198
465,188
Building Products – 2.2%
13,021 AAON, Inc. 815,115
Capital Markets – 4.5%
3,385 Hamilton Lane, Inc., Class A 331,222
4,312 Houlihan Lokey, Inc. 464,489
2,311 Piper Sandler Cos. 357,581
5,071 PJT Partners, Inc., Class A 456,694
1,609,986
Chemicals – 3.1%
7,741 Ashland, Inc. 618,661
4,224 Balchem Corp. 526,817
1,145,478
Commercial Services & Supplies – 1.0%
4,536 Casella Waste Systems, Inc.,
Class A* 366,872
Construction & Engineering – 3.0%
2,071 EMCOR Group, Inc. 440,129
3,836 MYR Group, Inc.* 477,275
3,110 Sterling Infrastructure, Inc.* 197,516
1,114,920
Diversified Consumer Services – 0.5%
2,214 Bright Horizons Family
Solutions, Inc.* 193,592
Shares Description Value
aa
Common Stocks – (continued)
Electrical Equipment – 1.6%
10,724 nVent Electric PLC $ 571,053
Electronic Equipment, Instruments & Components – 4.1%
5,137 Badger Meter, Inc. 757,040
3,352 Novanta, Inc.* 484,163
7,158 Vontier Corp. 241,439
1,482,642
Energy Equipment & Services – 0.4%
2,111 Cactus, Inc., Class A 89,696
762 Weatherford International PLC* 69,106
158,802
Financial Services – 1.0%
15,570 Flywire Corp.* 362,781
Food Products – 0.8%
7,051 Simply Good Foods Co. (The)* 273,156
Health Care Equipment & Supplies – 5.9%
9,343 Axonics, Inc.* 523,115
8,905 Inari Medical, Inc.* 531,539
4,048 iRhythm Technologies, Inc.* 345,213
4,354 Lantheus Holdings, Inc.* 311,833
7,195 PROCEPT BioRobotics Corp.* 266,719
1,095 Shockwave Medical, Inc.* 191,132
2,169,551
Health Care Providers & Services – 0.8%
2,614 Acadia Healthcare Co., Inc.* 190,796
3,072 National Research Corp. 127,273
318,069
Health Care Technology – 1.2%
15,108 Evolent Health, Inc., Class A* 420,002
Hotels, Restaurants & Leisure – 4.5%
3,541 Cava Group, Inc.*
(a)
120,429
24,519 First Watch Restaurant Group,
Inc.* 443,303
1,738 Texas Roadhouse, Inc. 195,629
2,764 Wingstop, Inc. 664,355
3,464 Wyndham Hotels & Resorts, Inc. 267,906
1,691,622
Household Durables – 1.4%
4,010 SharkNinja, Inc. 188,470
1,131 TopBuild Corp.* 334,527
522,997
Insurance – 1.5%
4,899 Goosehead Insurance, Inc., Class
A* 358,999
3,060 Palomar Holdings, Inc.* 179,041
538,040
Leisure Products – 0.9%
7,876 YETI Holdings, Inc.* 335,833
Life Sciences Tools & Services – 1.8%
1,956 Medpace Holdings, Inc.* 529,528
13,366 Pacific Biosciences of California,
Inc.* 113,344
642,872

GOLDMAN SACHS SMALL CAP GROWTH FUND
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
**End swaps header**
Shares Description Value
aa
Common Stocks – (continued)
Machinery – 11.5%
13,157 Federal Signal Corp. $ 907,044
5,684 Franklin Electric Co., Inc. 505,876
2,793 RBC Bearings, Inc.* 719,868
7,148 SPX Technologies, Inc.* 609,796
8,171 Timken Co. (The) 591,580
4,356 Watts Water Technologies, Inc.,
Class A 838,574
4,172,738
Media – 0.9%
22,497 Integral Ad Science Holding
Corp.* 328,231
Oil, Gas & Consumable Fuels – 1.6%
24,982 Kosmos Energy Ltd. (Ghana)* 169,628
2,300 Matador Resources Co. 133,124
18,233 Permian Resources Corp. 239,582
542,334
Personal Care Products – 1.6%
4,018 elf Beauty, Inc.* 474,486
2,893 Oddity Tech Ltd., Class A
(Israel)* 98,593
573,079
Pharmaceuticals – 0.8%
9,630 Amylyx Pharmaceuticals, Inc.* 136,361
2,667 Intra-Cellular Therapies, Inc.* 163,674
300,035
Professional Services – 1.0%
4,406 Maximus, Inc. 367,857
Semiconductors & Semiconductor Equipment – 6.8%
3,564 Axcelis Technologies, Inc.* 442,934
9,448 Cohu, Inc.* 299,785
21,415 Credo Technology Group
Holding Ltd.* 383,543
6,791 FormFactor, Inc.* 255,206
3,465 Onto Innovation, Inc.* 488,600
5,042 Power Integrations, Inc. 385,259
1,996 Synaptics, Inc.* 202,075
2,457,402
Software – 15.1%
7,680 Braze, Inc., Class A* 421,939
21,192 Clearwater Analytics Holdings,
Inc., Class A* 451,601
29,122 Freshworks, Inc., Class A* 583,022
14,772 Instructure Holdings, Inc.* 386,288
9,775 JFrog Ltd. (Israel)* 263,729
21,527 Lightspeed Commerce, Inc.
(Canada)* 345,939
6,520 Nutanix, Inc., Class A* 280,947
26,502 Sprinklr, Inc., Class A* 415,551
2,365 SPS Commerce, Inc.* 407,442
12,244 Tenable Holdings, Inc.* 506,779
12,539 Varonis Systems, Inc.* 525,259
14,580 Vertex, Inc., Class A* 409,115
5,284 Workiva, Inc.* 508,162
5,505,773
Shares Description Value
aa
Common Stocks – (continued)
Specialty Retail – 3.2%
27,958 Arhaus, Inc.* $ 260,569
6,051 Boot Barn Holdings, Inc.* 443,417
1,288 Murphy USA, Inc. 475,980
1,179,966
Technology Hardware, Storage & Peripherals – 0.6%
742 Super Micro Computer, Inc.* 202,915
Textiles, Apparel & Luxury Goods – 1.0%
2,468 Crocs, Inc.* 260,645
3,527 On Holding AG, Class A
(Switzerland)* 102,318
362,963
Trading Companies & Distributors – 2.4%
25,301 Core & Main, Inc., Class A* 886,294
TOTAL COMMON STOCKS
(Cost $29,611,272)
36,095,087
Shares Dividend Rate Value
aa
Investment Company – 1.7%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
607,118 5.259% 607,118
(Cost $607,118)
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $30,218,390)
36,702,205
a
Securities Lending Reinvestment Vehicle – 0.6%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
205,910 5.259% 205,910
(Cost $205,910)
TOTAL INVESTMENTS – 101.4%
(Cost $30,424,300)
$ 36,908,115
LIABILITIES IN EXCESS OF OTHER ASSETS
– (1.4)%
(489,179)
NET ASSETS – 100.0%
$ 36,418,936
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*
Non-income producing security.
(a)
All or a portion of security is on loan.
(b)
Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND
Schedule of Investments
November 30, 2023 (Unaudited)
Shares Description Value
aa
Common Stocks – 99.2%
Aerospace & Defense – 1.3%
127,979 HEICO Corp. $ 21,888,248
Beverages – 0.9%
329,460 Celsius Holdings, Inc.* 16,311,565
Biotechnology – 7.1%
196,264 Apellis Pharmaceuticals, Inc.* 10,572,742
148,349 BioMarin Pharmaceutical, Inc.* 13,511,627
270,967 Exact Sciences Corp.* 17,341,888
324,636 Exelixis, Inc.* 7,080,311
421,503 Halozyme Therapeutics, Inc.* 16,274,231
52,003 Karuna Therapeutics, Inc.* 9,943,494
43,984 Krystal Biotech, Inc.* 4,584,452
373,667 Natera, Inc.* 20,906,669
191,165 Neurocrine Biosciences, Inc.* 22,287,927
122,503,341
Building Products – 3.1%
398,753 AAON, Inc. 24,961,938
267,907 Allegion PLC 28,422,253
53,384,191
Capital Markets – 2.9%
87,768 Cboe Global Markets, Inc. 15,990,452
98,496 Hamilton Lane, Inc., Class A 9,637,834
119,526 Houlihan Lokey, Inc. 12,875,341
55,415 LPL Financial Holdings, Inc. 12,318,754
50,822,381
Chemicals – 3.5%
369,913 Ashland, Inc. 29,563,447
300,151 RPM International, Inc. 30,894,542
60,457,989
Commercial Services & Supplies – 1.9%
206,598 Tetra Tech, Inc. 32,673,474
Construction & Engineering – 1.6%
131,942 EMCOR Group, Inc. 28,040,314
Consumer Staples Distribution & Retail – 2.6%
370,468 BJ's Wholesale Club Holdings,
Inc.* 23,924,823
74,748 Casey's General Stores, Inc. 20,585,599
44,510,422
Containers & Packaging – 2.2%
96,690 Avery Dennison Corp. 18,806,205
342,804 Ball Corp. 18,953,633
37,759,838
Distributors – 1.2%
60,787 Pool Corp. 21,112,541
Electrical Equipment – 3.1%
108,014 Hubbell, Inc. 32,404,200
397,170 nVent Electric PLC 21,149,303
53,553,503
Electronic Equipment, Instruments & Components – 2.7%
110,701 Badger Meter, Inc. 16,314,006
203,284 Novanta, Inc.* 29,362,341
45,676,347
Shares Description Value
aa
Common Stocks – (continued)
Energy Equipment & Services – 0.7%
277,313 Noble Corp. PLC $ 12,795,222
Entertainment – 1.2%
318,895 Liberty Media Corp.-Liberty
Formula One, Class C* 20,300,856
Financial Services – 0.7%
73,605 WEX, Inc.* 12,997,171
Health Care Equipment & Supplies – 3.6%
388,060 Axonics, Inc.* 21,727,479
61,323 Cooper Cos., Inc. (The) 20,660,945
51,319 Insulet Corp.* 9,703,910
61,243 Shockwave Medical, Inc.* 10,689,966
62,782,300
Health Care Providers & Services – 1.6%
173,806 HealthEquity, Inc.* 11,648,478
466,007 Surgery Partners, Inc.* 15,261,729
26,910,207
Health Care Technology – 0.7%
435,653 Evolent Health, Inc., Class A* 12,111,153
Hotels, Restaurants & Leisure – 5.6%
50,771 Domino's Pizza, Inc. 19,947,418
228,635 Texas Roadhouse, Inc. 25,735,156
157,407 Wingstop, Inc. 37,834,346
169,376 Wyndham Hotels & Resorts, Inc. 13,099,540
96,616,460
Insurance – 1.6%
80,305 Kinsale Capital Group, Inc. 28,114,781
IT Services – 0.8%
174,881 Cloudflare, Inc., Class A* 13,492,069
Life Sciences Tools & Services – 6.4%
330,051 Bio-Techne Corp. 20,760,208
399,001 Bruker Corp. 25,970,975
37,937 Medpace Holdings, Inc.* 10,270,305
11,594 Mettler-Toledo International, Inc.* 12,659,836
162,633 Repligen Corp.* 25,574,039
549,230 Stevanato Group SpA (Italy) 14,494,180
109,729,543
Machinery – 7.2%
140,243 IDEX Corp. 28,284,208
188,314 Lincoln Electric Holdings, Inc. 37,297,471
121,553 Nordson Corp. 28,606,283
189,418 Timken Co. (The) 13,713,863
87,809 Watts Water Technologies, Inc.,
Class A 16,904,111
124,805,936
Oil, Gas & Consumable Fuels – 0.3%
57,298 Chesapeake Energy Corp. 4,601,602
Personal Care Products – 1.0%
145,731 elf Beauty, Inc.* 17,209,374
Professional Services – 0.8%
41,739 CACI International, Inc., Class A* 13,396,132

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
**End swaps header**
Shares Description Value
aa
Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – 4.7%
614,436 Allegro MicroSystems, Inc.
(Japan)* $ 16,724,948
372,882 Lattice Semiconductor Corp.* 21,832,241
339,186 MACOM Technology Solutions
Holdings, Inc.* 28,484,840
170,051 MKS Instruments, Inc. 14,037,710
81,079,739
Software – 14.4%
408,901 Confluent, Inc., Class A* 8,676,879
107,905 CyberArk Software Ltd.* 21,502,229
534,008 DoubleVerify Holdings, Inc.* 17,729,066
713,274 Dynatrace, Inc.* 38,195,823
270,368 Elastic NV* 21,726,772
256,923 Klaviyo, Inc., Class A*
(a)
7,612,629
122,948 Manhattan Associates, Inc.* 27,423,551
80,485 Monday.com Ltd.*
(a)
14,474,422
358,095 Procore Technologies, Inc.* 21,159,834
84,238 Qualys, Inc.* 15,570,552
686,783 Samsara, Inc., Class A* 18,914,004
475,041 Smartsheet, Inc., Class A* 20,132,238
815,015 UiPath, Inc., Class A* 16,104,696
249,222,695
Specialty Retail – 3.7%
147,022 Five Below, Inc.* 27,707,766
241,978 Floor & Decor Holdings, Inc.,
Class A* 22,191,803
35,415 Murphy USA, Inc. 13,087,613
62,987,182
Technology Hardware, Storage & Peripherals – 1.3%
694,858 Pure Storage, Inc., Class A* 23,145,720
Textiles, Apparel & Luxury Goods – 4.9%
195,170 Birkenstock Holding PLC
(Luxembourg)*
(a)
9,007,095
191,583 Crocs, Inc.* 20,233,081
63,906 Deckers Outdoor Corp.* 42,431,667
442,516 On Holding AG, Class A
(Switzerland)* 12,837,389
84,509,232
Trading Companies & Distributors – 3.9%
964,844 Core & Main, Inc., Class A* 33,798,485
107,592 SiteOne Landscape Supply, Inc.* 15,151,106
48,097 Watsco, Inc. 18,384,116
67,333,707
TOTAL COMMON STOCKS
(Cost $1,449,035,688)
1,712,835,235
Shares Dividend Rate Value
aa
Investment Company – 0.9%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
15,929,691 5.259% 15,929,691
(Cost $15,929,691)
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $1,464,965,379)
1,728,764,926
Shares Dividend Rate Value
a
Securities Lending Reinvestment Vehicle – 1.4%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
24,686,183 5.259% $ 24,686,183
(Cost $24,686,183)
TOTAL INVESTMENTS – 101.5%
(Cost $1,489,651,562)
$ 1,753,451,109
LIABILITIES IN EXCESS OF OTHER ASSETS
– (1.5)%
(26,626,379)
NET ASSETS – 100.0%
$ 1,726,824,730
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* No n-income producing security.
(a) All or a portion of security is on loan.
(b) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company

GOLDMAN SACHS STRATEGIC GROWTH FUND
Schedule of Investments
November 30, 2023 (Unaudited)
Shares Description Value
aa
Common Stocks – 99.6%
Automobile Components – 0.2%
3,512 Aptiv PLC* $ 290,934
Automobiles – 2.1%
13,096 Tesla, Inc.* 3,144,088
Beverages – 0.4%
9,082 Coca-Cola Co. (The) 530,752
Biotechnology – 2.5%
4,547 Alnylam Pharmaceuticals, Inc.* 765,033
1,502 Argenx SE ADR (Netherlands)* 676,816
4,014 Biogen, Inc.* 939,597
9,653 Exact Sciences Corp.* 617,792
9,203 Gilead Sciences, Inc. 704,950
3,704,188
Broadline Retail – 6.6%
67,263 Amazon.com, Inc.* 9,826,452
Capital Markets – 1.9%
21,149 Charles Schwab Corp. (The) 1,296,857
2,776 MSCI, Inc. 1,445,879
2,742,736
Chemicals – 2.9%
4,153 Linde PLC 1,718,387
9,302 Sherwin-Williams Co. (The) 2,593,397
4,311,784
Commercial Services & Supplies – 0.9%
10,250 Waste Connections, Inc. 1,388,772
Construction Materials – 0.6%
1,894 Martin Marietta Materials, Inc. 879,933
Electrical Equipment – 0.8%
4,306 Rockwell Automation, Inc. 1,186,045
Financial Services – 4.5%
11,747 Mastercard, Inc., Class A 4,861,261
7,010 Visa, Inc., Class A 1,799,327
6,660,588
Food Products – 1.0%
19,490 McCormick & Co., Inc. 1,263,537
3,527 Mondelez International, Inc.,
Class A 250,628
1,514,165
Ground Transportation – 0.9%
3,569 Old Dominion Freight Line, Inc. 1,388,555
Health Care Equipment & Supplies – 2.6%
24,195 Boston Scientific Corp.* 1,352,258
5,399 Insulet Corp.* 1,020,897
4,564 Intuitive Surgical, Inc.* 1,418,674
3,791,829
Health Care Providers & Services – 0.5%
1,544 Humana, Inc. 748,624
Hotels, Restaurants & Leisure – 1.5%
312 Chipotle Mexican Grill, Inc.* 687,102
5,419 McDonald's Corp. 1,527,291
2,214,393
Shares Description Value
aa
Common Stocks – (continued)
Household Products – 0.9%
9,025 Procter & Gamble Co. (The) $ 1,385,518
Interactive Media & Services – 8.5%
48,134 Alphabet, Inc., Class A* 6,379,199
30,197 Alphabet, Inc., Class C* 4,043,982
2,974 Meta Platforms, Inc., Class A* 972,944
82,379 Snap, Inc., Class A* 1,139,302
12,535,427
IT Services – 2.8%
8,739 Accenture PLC, Class A 2,911,311
7,140 Snowflake, Inc., Class A* 1,340,035
4,251,346
Life Sciences Tools & Services – 0.6%
3,020 Illumina, Inc.* 307,889
1,803 West Pharmaceutical Services,
Inc. 632,420
940,309
Machinery – 1.0%
5,773 Caterpillar, Inc. 1,447,407
Metals & Mining – 0.3%
12,380 Freeport-McMoRan, Inc. 462,022
Oil, Gas & Consumable Fuels – 0.5%
4,109 Cheniere Energy, Inc. 748,454
Personal Care Products – 0.8%
8,779 Estee Lauder Cos., Inc. (The),
Class A 1,120,991
Pharmaceuticals – 4.1%
21,712 AstraZeneca PLC ADR (United
Kingdom) 1,402,378
7,886 Eli Lilly & Co. 4,660,942
6,063,320
Professional Services – 0.8%
5,132 Equifax, Inc. 1,117,288
Real Estate Management & Development – 0.7%
13,120 CoStar Group, Inc.* 1,089,485
Semiconductors & Semiconductor Equipment – 10.5%
13,294 Advanced Micro Devices, Inc.* 1,610,701
14,137 ARM Holdings PLC ADR* 869,425
5,239 Enphase Energy, Inc.* 529,244
1,353 KLA Corp. 736,871
45,390 Marvell Technology, Inc. 2,529,585
16,318 NVIDIA Corp. 7,631,929
11,254 Texas Instruments, Inc. 1,718,598
15,626,353
Software – 18.8%
879 Adobe, Inc.* 537,078
475 Fair Isaac Corp.* 516,610
4,668 Intuit, Inc. 2,667,575
51,150 Microsoft Corp. 19,381,246
14,097 Oracle Corp. 1,638,212
7,813 Salesforce, Inc.* 1,968,095
518 ServiceNow, Inc.* 355,213
3,266 Workday, Inc., Class A* 884,172
27,948,201

GOLDMAN SACHS STRATEGIC GROWTH FUND
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
**End swaps header**
Shares Description Value
aa
Common Stocks – (continued)
Specialized REITs – 1.5%
5,136 American Tower Corp. REIT $ 1,072,294
1,429 Equinix, Inc. REIT 1,164,649
2,236,943
Specialty Retail – 2.7%
7,056 Lowe’s Cos., Inc. 1,402,944
1,780 RH* 480,547
16,542 Ross Stores, Inc. 2,156,746
4,040,237
Technology Hardware, Storage & Peripherals – 12.7%
99,448 Apple, Inc. 18,890,148
Textiles, Apparel & Luxury Goods – 2.5%
4,414 Lululemon Athletica, Inc.* 1,972,175
15,797 NIKE, Inc., Class B 1,741,935
3,714,110
TOTAL COMMON STOCKS
(Cost $65,036,003)
147,941,397
Shares Dividend Rate Value
aa
Investment Company – 0.3%
(a)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
461,870 5.259% 461,870
(Cost $461,870)
TOTAL INVESTMENTS – 99.9%
(Cost $65,497,873)
$ 148,403,267
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.1%
141,436
NET ASSETS – 100.0%
$ 148,544,703
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND
Schedule of Investments
November 30, 2023 (Unaudited)
**End swaps header**
Shares Description Value
aa
Common Stocks – 97.5%
Broadline Retail – 9.6%
371,744 Amazon.com, Inc.* $ 54,308,081
5,383 MercadoLibre, Inc. (Brazil)* 8,722,936
63,031,017
Communications Equipment – 2.6%
32,766 Arista Networks, Inc.* 7,199,018
29,627 Motorola Solutions, Inc. 9,565,669
16,764,687
Financial Services – 8.1%
177,584 Fidelity National Information
Services, Inc. 10,413,526
26,601 Mastercard, Inc., Class A 11,008,292
183,169 PayPal Holdings, Inc.* 10,552,366
82,537 Visa, Inc., Class A 21,185,597
53,159,781
Interactive Media & Services – 10.2%
426,620 Alphabet, Inc., Class C* 57,132,951
737,987 Snap, Inc., Class A* 10,206,360
67,339,311
IT Services – 3.3%
36,611 Accenture PLC, Class A 12,196,588
53,709 Snowflake, Inc., Class A* 10,080,105
22,276,693
Semiconductors & Semiconductor Equipment – 20.7%
115,237 Advanced Micro Devices, Inc.* 13,962,115
85,509 Applied Materials, Inc. 12,807,538
114,179 ARM Holdings PLC ADR* 7,022,009
15,918 ASML Holding NV
(Netherlands) 10,884,092
33,760 KLA Corp. 18,386,371
379,841 Marvell Technology, Inc. 21,168,539
73,343 NVIDIA Corp. 34,302,521
117,057 Texas Instruments, Inc. 17,875,774
136,408,959
Software – 35.3%
30,518 Adobe, Inc.* 18,646,803
58,776 Autodesk, Inc.* 12,838,442
117,619 Datadog, Inc., Class A* 13,710,847
28,999 HubSpot, Inc.* 14,323,476
29,850 Intuit, Inc. 17,058,081
187,223 Microsoft Corp. 70,940,667
133,767 Oracle Corp. 15,545,063
45,910 Palo Alto Networks, Inc.* 13,547,582
70,527 Salesforce, Inc.* 17,765,751
400,221 UiPath, Inc., Class A* 7,908,367
66,805 Workday, Inc., Class A* 18,085,449
62,058 Zscaler, Inc.* 12,258,317
232,628,845
Specialized REITs – 4.6%
59,784 American Tower Corp. REIT 12,481,704
21,986 Equinix, Inc. REIT 17,918,810
30,400,514
Shares Description Value
aa
Common Stocks – (continued)
Technology Hardware, Storage & Peripherals – 3.1%
107,460 Apple, Inc. $ 20,412,027
TOTAL COMMON STOCKS
(Cost $357,444,779)
642,421,834
Shares Dividend Rate Value
aa
Investment Company – 2.2%
(a)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
14,644,075 5.259% 14,644,075
(Cost $14,644,075)
TOTAL INVESTMENTS – 99.7%
(Cost $372,088,854)
$ 657,065,909
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.3%
1,791,595
NET ASSETS – 100.0%
$ 658,857,504
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS U.S. EQUITY ESG FUND
Schedule of Investments
November 30, 2023 (Unaudited)
Shares Description Value
aa
Common Stocks – 99.2%
Automobile Components – 1.4%
4,053 Aptiv PLC* $ 335,751
Banks – 3.8%
5,939 JPMorgan Chase & Co. 926,959
Broadline Retail – 1.3%
4,131 Etsy, Inc.* 313,171
Capital Markets – 3.9%
555 BlackRock, Inc. 416,932
6,617 Morgan Stanley 524,993
941,925
Chemicals – 2.7%
1,551 Linde PLC 641,757
Commercial Services & Supplies – 1.4%
2,496 Waste Connections, Inc. 338,183
Communications Equipment – 2.4%
12,075 Cisco Systems, Inc. 584,189
Consumer Finance – 2.1%
2,984 American Express Co. 509,578
Containers & Packaging – 1.9%
8,462 Ball Corp. 467,864
Diversified Telecommunication Services – 2.5%
36,642 AT&T, Inc. 607,158
Electric Utilities – 2.0%
8,090 NextEra Energy, Inc. 473,346
Electrical Equipment – 2.4%
1,418 Eaton Corp. PLC 322,865
928 Rockwell Automation, Inc. 255,608
578,473
Food Products – 2.0%
7,514 McCormick & Co., Inc. 487,133
Ground Transportation – 1.4%
898 Old Dominion Freight Line, Inc. 349,376
Health Care Equipment & Supplies – 5.0%
1,364 Cooper Cos., Inc. (The) 459,559
3,555 Dexcom, Inc.* 410,673
1,107 Intuitive Surgical, Inc.* 344,100
1,214,332
Health Care Providers & Services – 4.1%
8,049 CVS Health Corp. 546,929
931 Humana, Inc. 451,405
998,334
Hotels, Restaurants & Leisure – 2.8%
2,389 McDonald's Corp. 673,316
Household Products – 3.1%
4,843 Procter & Gamble Co. (The) 743,497
Industrial Conglomerates – 1.7%
3,434 General Electric Co. 418,261
Interactive Media & Services – 5.4%
9,839 Alphabet, Inc., Class A* 1,303,963
Shares Description Value
aa
Common Stocks – (continued)
IT Services – 2.4%
1,764 Accenture PLC, Class A $ 587,659
Machinery – 3.8%
1,477 Caterpillar, Inc. 370,313
5,131 Xylem, Inc. 539,422
909,735
Metals & Mining – 1.9%
3,832 Steel Dynamics, Inc. 456,506
Pharmaceuticals – 5.5%
11,293 Bristol-Myers Squibb Co. 557,648
1,302 Eli Lilly & Co. 769,534
1,327,182
Semiconductors & Semiconductor Equipment – 7.1%
1,617 ARM Holdings PLC ADR*
(a)
99,446
2,357 Enphase Energy, Inc.* 238,104
3,290 Marvell Technology, Inc. 183,352
1,770 NVIDIA Corp. 827,829
2,492 Texas Instruments, Inc. 380,553
1,729,284
Software – 10.3%
3,760 DocuSign, Inc.* 162,056
6,168 Microsoft Corp. 2,337,117
2,499,173
Specialized REITs – 2.2%
2,532 American Tower Corp. REIT 528,631
Specialty Retail – 2.3%
4,346 Ross Stores, Inc. 566,631
Technology Hardware, Storage & Peripherals – 6.8%
8,679 Apple, Inc. 1,648,576
Textiles, Apparel & Luxury Goods – 1.9%
4,239 NIKE, Inc., Class B 467,435
Water Utilities – 1.7%
3,063 American Water Works Co., Inc. 403,826
TOTAL COMMON STOCKS
(Cost $18,620,225)
24,031,204
Shares Dividend Rate Value
aa
Investment Company – 0.5%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
119,101 5.259% 119,101
(Cost $119,101)
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $18,739,326)
24,150,305

GOLDMAN SACHS U.S. EQUITY ESG FUND
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
**End swaps header**
Shares Dividend Rate Value
a
Securities Lending Reinvestment Vehicle – 0.4%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
97,536 5.259% $ 97,536
(Cost $97,536)
TOTAL INVESTMENTS – 100.1%
(Cost $18,836,862)
$ 24,247,841
LIABILITIES IN EXCESS OF OTHER ASSETS
– (0.1)%
(18,111)
NET ASSETS – 100.0%
$ 24,229,730
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) A ll or a portion of security is on loan.
(b) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS
Schedule of Investments
November 30, 2023 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Funds’ valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to rule 2a-5 under the Investment Company Action of 1940 (“Valuation Designee”) GSAM has day-to-day
responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the
Valuation Procedures.
Level 1 and Level 2 Fair Value Investments— The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Equity Securities— Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by
GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/
ask price is available, the equity security will be valued pursuant to the Valuation Procedures consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.
Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.
Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service
(if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange.
These investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Money Market Funds — Investments in the Funds (“Underlying Money Market Fund”) are valued at the NAV per share on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying
Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.
Level 3 Fair Value Investments— To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
Fair Value Hierarchy— The following is a summary of the Funds’ investments classified in the fair value hierarchy as of November
30, 2023:
Concentrated Growth Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Europe $ 4,155,472 $ — $ —
North America 151,075,565 — —
Investment Company 1,093,987 — —
Securities Lending Reinvestment Vehicle 1,907,858 — —
Total
$ 158,232,882 $ — $ —
€ 1.00 € 1.00 € 1.00
1.00 1.00 1.00
Flexible Cap Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Europe $ 807,311 $ — $ —
North America 89,622,435 — —
Exchange-Traded Fund 922,384 — —
Investment Company 865,239 — —
Total
$ 92,217,369 $ — $ —
€ 1.00 € 1.00 € 1.00
1.00 1.00 1.00
Large Cap Core Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 1,599,021 $ — $ —
Europe 12,988,089 — —
North America 1,170,640,952 — —
Investment Company 6,482,480 — —
Total
$ 1,191,710,542 $ — $ —
€ 1.00 € 1.00 € 1.00
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
€ 1.00 € 1.00 € 1.00
Mid Cap Growth Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 5,029,939 $ — $ —
North America 830,661,600 — —
Investment Company 5,486,650 — —
Securities Lending Reinvestment Vehicle 8,260,906 — —
Total
$ 849,439,095 $ — $ —
€ 1.00 € 1.00 € 1.00
1.00 1.00 1.00
Small Cap Growth Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Africa $ 169,628 $ — $ —
Asia 362,322 — —
Europe 105,959 — —
North America 35,457,178 — —
Investment Company 607,118 — —
Securities Lending Reinvestment Vehicle 205,910 — —
Total
$ 36,908,115 $ — $ —
€ 1.00 € 1.00 € 1.00
1.00 1.00 1.00
Small/Mid Cap Growth Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 16,724,948 $ — $ —
Europe 36,338,664 — —
North America 1,659,771,623 — —
Investment Company 15,929,691 — —
Securities Lending Reinvestment Vehicle 24,686,183 — —
Total
$ 1,753,451,109 $ — $ —
€ 1.00 € 1.00 € 1.00
1.00 1.00 1.00
Strategic Growth Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Europe $ 2,079,194 $ — $ —
North America 145,862,203 — —
Investment Company 461,870 — —
Total
$ 148,403,267 $ — $ —
€ 1.00 € 1.00 € 1.00
1.00 1.00 1.00
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
For further information regarding security characteristics, see the Schedules of Investments.
Securities Lending— The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon
(“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.
Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial
Square Government Fund (the “Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government
Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.
In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers
Technology Opportunities Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Europe $ 10,884,092 $ — $ —
North America 622,814,806 — —
South America 8,722,936 — —
Investment Company 14,644,075 — —
Total
$ 657,065,909 $ — $ —
€ 1.00 € 1.00 € 1.00
1.00 1.00 1.00
U.S. Equity ESG Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
North America $ 24,031,204 $ — $ —
Investment Company 119,101 — —
Securities Lending Reinvestment Vehicle 97,536 — —
Total
$ 24,247,841 $ — $ —
€ 1.00 € 1.00 € 1.00
1.00 1.00 1.00
(a)
Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received.
The Funds’ risks include, but are not limited to, the following:
Foreign and Emerging Countries Risk— Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions
(including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a
Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.
Industry Concentration Risk — The Technology Opportunities Fund invests primarily in equity investments in high-quality technology, media, or service companies that adopt or use technology to improve their cost structure, revenue opportunities or competitive advantage. Because of its focus on technology, media and service companies, the Technology Opportunities Fund is subject to greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors. The Technology Opportunities Fund may also invest in a relatively few number of issuers. Thus, the
Technology Opportunities Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio and may be more susceptible to greater losses because of these developments.
Investments Style Risk— Different investment styles (e.g., “growth”, ”value”, or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles. Growth investing is an example of an investment style. Growth companies are often expected by investors to increase their earnings at a certain rate. When these expectations are not met, investors can punish the stock as inordinately even if earnings showed an absolute increase.
Issuer Concentration Risk— Under normal circumstances, the Concentrated Growth Fund and the U.S. Equity ESG Fund intend to invest in up to approximately 40 and 50 companies, respectively. As a result of the relatively small number of issuers in which a Fund generally invests, it may be subject to greater risks than a fund that invests in a greater number of issuers. A change in the value of any single investment held by a Fund may affect the overall value of the Fund more than it would affect a mutual fund that holds more investments. In particular, a Fund may be more susceptible to adverse developments affecting any single issuer in the Fund and may be susceptible to greater losses because of these developments.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Large Shareholder Transactions Risk— A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and
Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.
Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, Military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, and the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Mid-Cap and Small-Cap Risk — Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.
Non-Diversification Risk — The Strategic Growth Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)